Net Loss per Share Attributable to the Company (Tables)	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Schedule of Basic and Diluted Net Loss per Share

The following table sets forth the computation of the Company’s basic and diluted net loss per ordinary share attributable to the Company.

	Year ended December 31,
	2021	2020	2019
Numerator
Net loss attributable to the Company - basic	$(110,954)	$(126,715)	$(110,198)
Net loss attributable to the Company - diluted	$(110,954)	$(126,715)	$(110,198)
Denominator
Weighted average shares – basic	723,712,602	723,712,382	723,712,382
Weighted average shares – diluted	723,712,602	723,712,382	723,712,382
Net loss per share attributable to the Company
Basic	$(0.15)	$(0.18)	$(0.15)
Diluted	$(0.15)	$(0.18)	$(0.15)